SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2025
Software and Computer Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	3 years
Software and Computer Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	7 years
Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	7 years
Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	10 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	6 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment estimated useful live	11 years